Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000135932 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000135932 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000135932 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000135932 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000135932 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000135932 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000135932 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000135932 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135932 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
C000135932 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
C000135932 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000135932 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.12%
C000006429 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000006429 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006429 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006429 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006429 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000006429 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006429 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006429 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000006429 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
C000006429 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
C000006429 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006429 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.12%
C000006427 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000006427 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006427 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006427 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006427 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000006427 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000006427 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006427 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000006427 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
C000006427 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.87%
C000006427 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000006427 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.12%